Receivable factoring (Details Narrative) - Facility Agreement [Member] - USD ($)	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Interest bearing loans	$ 624,227	$ 423,483
Effective interest rate	9.80%	10.00%
Weighted average interest rate	9.80%		10.00%
Interest expense	$ 44,710	$ 46,460